Schedule I Condensed Financial Information	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Schedule I Condensed Financial Information

Schedule I—Condensed Financial Information

In accordance with Rule 5-04 of Regulation S-X, management concluded that the Group is required to present Condensed Financial Information as of March 31, 2025 and 2026, and for each of the three years ended March 31, 2026.

Management calculated the restricted net assets, as defined in Rule 1-02(dd) of Regulation S-X, for each consolidated subsidiary. As of March 31, 2026, the restricted net assets of PayPay Card Corporation and PayPay Bank Corporation were 724,001 million yen and 41,071 million yen, respectively. In the aggregate, these restricted net assets exceeded 25% of the Group's consolidated net assets of 430,761 million yen.

PayPay Corporation

Condensed Statements of Financial Position

		(In millions of yen)
	March 31, 2025	March 31, 2026
Assets
Cash and cash equivalents	133,350	308,218
Guarantee deposits	590,878	624,995
Accounts receivable	472,813	579,421
Loans and advances to customers	51	50
Securities	35,953	65,612
Other financial assets	11,264	15,271
Property and equipment	1,666	1,814
Right-of-use assets	2,959	4,366
Intangible assets	18,958	20,883
Investments in subsidiaries and associates	115,165	257,536
Deferred tax assets	12,737	70,273
Other assets	5,126	5,036
Total assets	1,400,920	1,953,475
Liabilities
Deposits	391,595	451,263
Accounts payable	842,956	1,008,463
Income tax payables	2,995	4,872
Other financial liabilities	21,099	32,485
Provisions	745	1,466
Lease liabilities	6,744	6,166
Other liabilities	14,523	15,371
Total liabilities	1,280,657	1,520,086
Shareholders’ equity
Issued capital	91,434	200,635
Share premium	968	110,799
Retained earnings	27,861	121,955
Total shareholders’ equity	120,263	433,389
Total liabilities and shareholders’ equity	1,400,920	1,953,475

Condensed Statements of Profit or Loss

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Transaction and service income	167,871	217,432	273,939
Interest income	36	325	1,783
Gains (losses) on financial instruments	(59)	105	882
Other operating income	1,740	1,439	2,562
Total revenue	169,588	219,301	279,166
Point expenses	(65,078)	(86,424)	(110,416)
Settlement related cost	(41,872)	(46,894)	(52,816)
Employee benefit expenses	(21,853)	(20,972)	(23,673)
Professional and outsourcing services expenses	(15,480)	(12,757)	(14,081)
Provision for loss allowance	(536)	93	67
Other operating expenses	(30,416)	(30,899)	(34,890)
Total operating expenses	(175,235)	(197,853)	(235,809)
Operating profit (loss)	(5,647)	21,448	43,357
Profit (loss) before tax	(5,647)	21,448	43,357
Income tax (expense) benefit	2,506	9,651	50,710
Profit (loss) for the year	(3,141)	31,099	94,067

Condensed Statements of Cash Flows

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Net cash provided by (used in) operating activities	(254,620)	(133,687)	140,554
Cash flows from (used in) investing activities
Purchases of securities	(14,394)	(21,555)	(43,943)
Proceeds from sales/redemption of securities	—	—	14,400
Purchases of intangible assets	(9,235)	(8,360)	(8,101)
Purchases of shares of subsidiaries and associates	(6,596)	(8,543)	(11,655)
Payments into term deposits	(1,740)	(1,861)	—
Others	(588)	(3,641)	(2,181)
Net cash used in investing activities	(32,553)	(43,960)	(51,480)

Cash flows from (used in) financing activities
Repayments of lease liabilities	(714)	(1,075)	(1,531)
Proceeds from issuance of new shares	―	―	217,522
Payment for the purchase of the equity interest of subsidiaries, through transactions under common control	―	―	(130,185)
Net cash provided by (used in) financing activities	(714)	(1,075)	85,806

Effect of exchange rate changes on cash and cash equivalents	—	—	(12)
Increase (decrease) in cash and cash equivalents	(287,887)	(178,722)	174,868
Cash and cash equivalents at the beginning of the year	599,959	312,072	133,350
Cash and cash equivalents at the end of the year	312,072	133,350	308,218

Note to Condensed Financial Statements - Basis of presentation

The condensed financial statements have been prepared on a going concern basis in accordance with IFRS Accounting Standards issued by the IASB.

The Company's condensed financial information includes inter-company revenue or expenses, which is eliminated in the Group's Consolidated Statements of Profit or Loss. The Company's condensed financial information should be read in conjunction with the Group's consolidated financial statements.